Accrued Compensation and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accrued Liabilities [Line Items]
Salary and related benefits	$ 6,544	$ 5,724
Accrued vacation	2,777	2,292
Accrued incentive payments	7,699	11,036
Severance accrual	1,225	2,523
Total accrued compensation and benefits	$ 18,245	$ 21,575